REGULATION (Tables)	12 Months Ended
Sep. 30, 2020
Regulated Operations [Abstract]
Schedule of Regulatory Assets
Regulatory assets and liabilities included on the Consolidated Balance Sheets as of September 30, are composed of the following:

(Thousands)	2020	2019
Regulatory assets-current
New Jersey Clean Energy Program	$15,570	$15,468
Conservation Incentive Program	19,120	3,371
Underrecovered natural gas costs	—	9,506
Derivatives at fair value, net	—	4,526
Other current regulatory assets	1,682	—
Total current regulatory assets	$36,372	$32,871
Regulatory assets-noncurrent
Environmental remediation costs:
Expended, net of recoveries	$36,516	$38,351
Liability for future expenditures	150,590	131,080
Deferred income taxes	28,241	19,631
Derivatives at fair value, net	1	486
SAVEGREEN	21,281	10,201
Postemployment and other benefit costs	188,170	212,461
Deferred storm damage costs	6,515	8,687
Cost of removal	75,080	65,660
Other noncurrent regulatory assets	20,068	10,080
Total noncurrent regulatory assets	$526,462	$496,637
Regulatory liability-current
Overrecovered natural gas costs	$25,914	$—
Derivatives at fair value, net	274	—
Total current regulatory liabilities	$26,188	$—
Regulatory liabilities-noncurrent
Tax Act impact (1)	$195,425	$200,417
Derivatives at fair value, net	352	—
New Jersey Clean Energy Program	—	197
Other noncurrent regulatory liabilities	509	1,821
Total noncurrent regulatory liabilities	$196,286	$202,435
(1)Reflects the re-measurement and subsequent amortization of NJNG's net deferred tax liabilities as a result of the change in federal tax rates enacted in the Tax Act.

Schedule of Regulatory Liabilities
Regulatory assets and liabilities included on the Consolidated Balance Sheets as of September 30, are composed of the following:

(Thousands)	2020	2019
Regulatory assets-current
New Jersey Clean Energy Program	$15,570	$15,468
Conservation Incentive Program	19,120	3,371
Underrecovered natural gas costs	—	9,506
Derivatives at fair value, net	—	4,526
Other current regulatory assets	1,682	—
Total current regulatory assets	$36,372	$32,871
Regulatory assets-noncurrent
Environmental remediation costs:
Expended, net of recoveries	$36,516	$38,351
Liability for future expenditures	150,590	131,080
Deferred income taxes	28,241	19,631
Derivatives at fair value, net	1	486
SAVEGREEN	21,281	10,201
Postemployment and other benefit costs	188,170	212,461
Deferred storm damage costs	6,515	8,687
Cost of removal	75,080	65,660
Other noncurrent regulatory assets	20,068	10,080
Total noncurrent regulatory assets	$526,462	$496,637
Regulatory liability-current
Overrecovered natural gas costs	$25,914	$—
Derivatives at fair value, net	274	—
Total current regulatory liabilities	$26,188	$—
Regulatory liabilities-noncurrent
Tax Act impact (1)	$195,425	$200,417
Derivatives at fair value, net	352	—
New Jersey Clean Energy Program	—	197
Other noncurrent regulatory liabilities	509	1,821
Total noncurrent regulatory liabilities	$196,286	$202,435
(1)Reflects the re-measurement and subsequent amortization of NJNG's net deferred tax liabilities as a result of the change in federal tax rates enacted in the Tax Act.